CREDITS FROM BANK INSTITUTION AND OTHERS - Disclosure of detailed information about credit from banks and others (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current maturity	$ 15,145	$ 12,119
Long-term credit	466	394
Borrowings	$ 15,611	$ 12,513